TAX EXPENSE - Schedule of Reconciliation of the Charge Resulting from Applying the Standard UK Corporation Tax Rate (Details) - The Group - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TAX EXPENSE (Details) - Schedule of Reconciliation of the Charge Resulting from Applying the Standard UK Corporation Tax Rate [Line Items]
Profit before tax	£ 5,785	£ 1,329	£ 4,123
UK corporation tax thereon	(1,099)	(253)	(783)
Impact of surcharge on banking profits	(415)	(122)	(377)
Non-deductible costs: conduct charges	(167)	(24)	(283)
Non-deductible costs: bank levy	(19)	(30)	0
Other non-deductible costs	(59)	(62)	(77)
Non-taxable income	22	37	36
Tax relief on coupons on other equity instruments	65	79	53
Tax-exempt gains on disposals	2	0	25
Tax losses where no deferred tax recognised	0	(3)	(7)
Remeasurement of deferred tax due to rate changes	1,168	435	(25)
Differences in overseas tax rates	(17)	10	(9)
Adjustments in respect of prior years	(64)	70	160
Tax (expense) credit	£ (583)	£ 137	£ (1,287)